Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II (the "Company")

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, and Goldman Sachs & Co. LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below) with respect to the GS Mortgage Securities Corporation Trust 2020-UPTN, Commercial Mortgage Pass-Through Certificates 2020-UPTN securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of mortgage loan asset and mortgaged property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of February 6, 2020.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral as of the Cut-off Date:

o	2020-UPTN Accounting Tape Final.xlsx (provided on February 7, 2020).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.

•	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements indicating the sources and uses of dispersed funds.

•	The phrase “Engineering Report” refers to a signed property condition assessment document.

•	The phrase “Environmental Report” refers to the signed phase I and phase II (if applicable) environmental documents.

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•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.

•	The phrase “Insurance Summary” refers to the certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.

•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.

•	The phrase “Management Agreement” refers to the signed management agreement, assignment of management agreement, and/or any riders thereof.

•	The phrase “Seismic Report” refers to a signed seismic assessment document included in the Loan File.

•	The phrase “Title Policy” refers to the signed title policy.

•	The phrase “Trepp” refers to the website www.trepp.com, which was referenced for information relating to prior securitizations.

•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

•	The phrase “Underwritten Rent Roll” refers to a rent roll document summarizing the lease terms of the underlying tenants.

Our procedures and results thereof are as follows:

From February 3, 2020 through February 7, 2020, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or
•	Instructed by the Company to assume certain Specified Attributes were accurate, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

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This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

February 7, 2020

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

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GSMS 2020-UPTN	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Control Number	None - Company Provided	None
2	Loan Number	None - Company Provided	None
3	Loan / Property Flag	None - Company Provided	None
4	Number of Properties	Appraisal Report	None
5	Originator	Loan Agreement	None
6	Originator Entity Type	Loan Agreement	None
7	Mortgage Loan Seller	None - Company Provided	None
8	Property Name	None - Company Provided	None
9	Address	Appraisal Report	None
10	City	Appraisal Report	None
11	State	Appraisal Report	None
12	County	Appraisal Report	None
13	Zip Code	Appraisal Report	None
14	General Property Type	Appraisal Report	None
15	Detailed Property Type	Appraisal Report	None
16	Year Built	Appraisal Report	None
17	Year Renovated	Appraisal Report	None
18	Units, Pads, Rooms, Sq Ft	Underwritten Rent Roll	None
19	Unit Description	Underwritten Rent Roll	None
20	Loan Per Unit ($)	Recalculation	None
21	Original Balance ($)	Loan Agreement	None
22	Cut-off Date Balance ($)	Recalculation	None
23	Allocated Cut-off Date Loan Amount ($)	Loan Agreement	None
24	% of Initial Pool Balance	Recalculation	None
25	Pari Passu Split (Y/N)	Loan Agreement	None
26	Pari Passu Controlling Piece in Trust?	Not Applicable*	None
27	Pari Passu Companion Loan Original Balance (Non-trust)	Not Applicable*	None
28	Pari Passu Companion Loan Cut-off Date Balance (Non-trust)	Not Applicable*	None
29	Pari Passu Companion Loan Balloon Balance (Non-trust)	Not Applicable*	None
30	Mortgage Loan Rate (%)	Loan Agreement	None

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GSMS 2020-UPTN	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
31	Administrative Cost Rate (%)	Fee Schedule	None
32	Monthly Payment	Recalculation	None
33	Annual Debt Service	Recalculation	None
34	Interest Accrual Method	Loan Agreement	None
35	Origination Date	Loan Agreement	None
36	First Due Date	Loan Agreement	None
37	Last IO Due Date	Loan Agreement	None
38	First P&I Due Date	Loan Agreement	None
39	Due Date	Loan Agreement	None
40	Grace Period- Late Fee	Loan Agreement	None
41	Grace Period- Default	Loan Agreement	None
42	Amortization Type	Loan Agreement	None
43	Original Interest-Only Period (Mos.)	Recalculation	None
44	Remaining Interest-Only Period (Mos.)	Recalculation	None
45	Original Term To Maturity (Mos.)	Recalculation	None
46	Remaining Term To Maturity (Mos.)	Recalculation	None
47	Original Amortization Term (Mos.)	Not Applicable*	None
48	Remaining Amortization Term (Mos.)	Not Applicable*	None
49	Seasoning	Recalculation	None
50	Maturity Date	Loan Agreement	None
51	Hyper Amortizing Loan	Not Applicable*	None
52	Hyper Am Loan Maturity Date	Not Applicable*	None
53	Balloon Balance ($)	Recalculation	None
54	Lockbox	Loan Agreement	None
55	Cash Management	Loan Agreement	None
56	Cash Management Triggers	Loan Agreement	None
57	DSCR at Trigger Level	Loan Agreement	None
58	Cross-Collateralized (Y/N)	Not Applicable*	None
59	Crossed Group	Not Applicable*	None
60	Lockout Period	Recalculation	None
61	Lockout Expiration Date	Loan Agreement	None
62	Prepayment / Defeasance Begin Date	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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GSMS 2020-UPTN	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
63	Prepayment / Defeasance End Date	Loan Agreement	None
64	Open Period Begin Date	Loan Agreement	None
65	Open Period (Payments)	Recalculation	None
66	Prepayment Type	Loan Agreement	None
67	Prepayment Provision	Recalculation	None
68	Yield Maintenance Index	Not Applicable*	None
69	Yield Maintenance Discount	Not Applicable*	None
70	Yield Maintenance Margin	Not Applicable*	None
71	Yield Maintenance Calculation Method	Not Applicable*	None
72	Day of Month Prepayment Permitted	Loan Agreement	None
73	Due on Sale	Loan Agreement	None
74	Due on Encumbrance	Loan Agreement	None
75	B Note Original Balance	Not Applicable*	None
76	B Note Cut-Off Date Balance	Not Applicable*	None
77	B Note Balloon Balance	Not Applicable*	None
78	B Note Interest Rate	Not Applicable*	None
79	B Note Annual Payment	Not Applicable*	None
80	B Note Maturity Date	Not Applicable*	None
81	Whole Loan Original Balance	Not Applicable*	None
82	Whole Loan Cut-Off Date Balance	Not Applicable*	None
83	Whole Loan Balloon Balance	Not Applicable*	None
84	Whole Loan Interest Rate	Not Applicable*	None
85	Name of Mezzanine Lender	Not Applicable*	None
86	Mezzanine Debt Original Balance	Not Applicable*	None
87	Mezzanine Debt Cut-Off Date Balance	Not Applicable*	None
88	Mezzanine Debt Interest Rate	Not Applicable*	None
89	Mezzanine Debt Annual Payment	Not Applicable*	None
90	Mezzanine Debt Maturity Date	Not Applicable*	None
91	Total Loan Original Balance	Not Applicable*	None
92	Total Loan Cut-Off Date Balance	Not Applicable*	None
93	Total Loan Interest Rate	Not Applicable*	None
94	Total Loan Annual Payment	Not Applicable*	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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GSMS 2020-UPTN	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
95	Total Loan LTV	Not Applicable*	None
96	Total Loan DSCR	Not Applicable*	None
97	Other Subordinate Debt / Preferred Equity Balance	Not Applicable*	None
98	Other Subordinate Debt / Preferred Equity Type	Not Applicable*	None
99	Future Debt Allowed?	Loan Agreement	None
100	Mortgage Assumable?	Loan Agreement	None
101	Assumption Fee	Loan Agreement	None
102	Appraiser Designation	Appraisal Report	None
103	Appraisal FIRREA (Y/N)	Appraisal Report	None
104	Appraisal Date	Appraisal Report	None
105	Appraised Value ($)	Appraisal Report	None
106	As Stabilized Appraisal Date	Not Applicable*	None
107	As Stabilized Appraised Value ($)	Not Applicable*	None
108	Cut-off Date LTV Ratio (%)	Recalculation	None
109	LTV Ratio at Maturity (%)	Recalculation	None
110	Occupancy (%)	Underwritten Rent Roll	None
111	Occupancy Date	Underwritten Rent Roll	None
112	Rent Steps Date	Underwritten Rent Roll	None
113	Largest Tenant	Underwritten Rent Roll	None
114	Largest Tenant Sq Ft	Underwritten Rent Roll	None
115	Largest Tenant Lease Expiration	Underwritten Rent Roll	None
116	Second Largest Tenant	Underwritten Rent Roll	None
117	Second Largest Tenant Sq Ft	Underwritten Rent Roll	None
118	Second Largest Tenant Lease Expiration	Underwritten Rent Roll	None
119	Third Largest Tenant	Underwritten Rent Roll	None
120	Third Largest Tenant Sq Ft	Underwritten Rent Roll	None
121	Third Largest Tenant Lease Expiration	Underwritten Rent Roll	None
122	Fourth Largest Tenant	Underwritten Rent Roll	None
123	Fourth Largest Tenant Sq Ft	Underwritten Rent Roll	None
124	Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll	None
125	Fifth Largest Tenant	Underwritten Rent Roll	None

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GSMS 2020-UPTN	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
126	Fifth Largest Tenant Sq Ft	Underwritten Rent Roll	None
127	Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll	None
128	Single Tenant (Y/N)	Underwritten Rent Roll	None
129	Engineering Report Date	Engineering Report	None
130	Environmental Phase I Report Date	Environmental Report	None
131	Environmental Phase II	Environmental Report	None
132	Environmental Phase II Report Date	Environmental Report	None
133	PML or SEL (%)	Seismic Report	None
134	Seismic Report Date	Seismic Report	None
135	Earthquake Insurance Required	Loan Agreement	None
136	Terrorism Insurance Required	Loan Agreement	None
137	Environmental Insurance Required (Y/N)	Loan Agreement	None
138	Blanket Insurance Policy (Yes/No)	Insurance Summary	None
139	Lien Position	Title Policy	None
140	Ownership Interest	Title Policy	None
141	Overlapping Fee Interest?	Title Policy	None
142	Condominium Present?	Loan Agreement	None
143	Ground Lease Y/N	Title Policy	None
144	Annual Ground Lease Payment ($)	Not Applicable*	None
145	Ground Lease Expiration Date	Not Applicable*	None
146	Ground Lease Extension (Y/N)	Not Applicable*	None
147	# of Ground Lease Extension Options	Not Applicable*	None
148	Ground Lease Expiration Date after all Extensions	Not Applicable*	None
149	2017 NOI Date	Not Applicable*	None
150	2017 EGI	Not Applicable*	None
151	2017 Expenses	Not Applicable*	None
152	2017 NOI	Not Applicable*	None
153	2017 NCF	Not Applicable*	None
154	2017 NCF DSCR	Not Applicable*	None
155	2018 NOI Date	Not Applicable*	None
156	2018 EGI	Not Applicable*	None

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GSMS 2020-UPTN	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
157	2018 Expenses	Not Applicable*	None
158	2018 NOI	Not Applicable*	None
159	2018 NCF	Not Applicable*	None
160	2018 NCF DSCR	Not Applicable*	None
161	2019 NOI Date	Not Applicable*	None
162	2019 EGI	Not Applicable*	None
163	2019 Expenses	Not Applicable*	None
164	2019 NOI	Not Applicable*	None
165	2019 NCF	Not Applicable*	None
166	2019 NCF DSCR	Not Applicable*	None
167	Most Recent Date (if past 2019)	Not Applicable*	None
168	Most Recent # of months	Not Applicable*	None
169	Most Recent Description	Not Applicable*	None
170	Most Recent EGI (if past 2019) ($)	Not Applicable*	None
171	Most Recent Expenses (if past 2019) ($)	Not Applicable*	None
172	Most Recent NOI (if past 2019) ($)	Not Applicable*	None
173	Most Recent NCF (if past 2019) ($)	Not Applicable*	None
174	Most Recent NCF DSCR	Not Applicable*	None
175	Underwritten EGI ($)	Underwriting File	$1.00
176	Underwritten Expenses ($)	Underwriting File	$1.00
177	Underwritten Net Operating Income ($)	Underwriting File	$1.00
178	Underwritten NOI DSCR (x)	Recalculation	None
179	Debt Yield on Underwritten Net Operating Income (%)	Recalculation	None
180	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
181	Underwritten TI / LC ($)	Underwriting File	$1.00
182	Underwritten Other Reserve	Underwriting File	None
183	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
184	Underwritten NCF DSCR (x)	Recalculation	None
185	Debt Yield on Underwritten Net Cash Flow (%)	Recalculation	None
186	Upfront RE Tax Reserve ($)	Loan Agreement, Closing Statement	$1.00
187	Ongoing RE Tax Reserve ($)	Loan Agreement, Closing Statement	$1.00

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GSMS 2020-UPTN	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
188	Upfront Insurance Reserve ($)	Loan Agreement, Closing Statement	$1.00
189	Ongoing Insurance Reserve ($)	Loan Agreement, Closing Statement	$1.00
190	Upfront Replacement Reserve ($)	Loan Agreement, Closing Statement	$1.00
191	Ongoing Replacement Reserve ($)	Loan Agreement, Closing Statement	$1.00
192	Replacement Reserve Caps ($)	Loan Agreement, Closing Statement	$1.00
193	Upfront TI/LC Reserve ($)	Loan Agreement, Closing Statement	$1.00
194	Ongoing TI/LC Reserve ($)	Loan Agreement, Closing Statement	$1.00
195	TI/LC Caps ($)	Loan Agreement, Closing Statement	$1.00
196	Upfront Debt Service Reserve ($)	Loan Agreement, Closing Statement	$1.00
197	Ongoing Debt Service Reserve ($)	Loan Agreement, Closing Statement	$1.00
198	Upfront Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement	$1.00
199	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement	$1.00
200	Upfront Environmental Reserve ($)	Loan Agreement, Closing Statement	$1.00
201	Ongoing Environmental Reserve ($)	Loan Agreement, Closing Statement	$1.00
202	Upfront Other Reserve ($)	Loan Agreement, Closing Statement	$1.00
203	Ongoing Other Reserve ($)	Loan Agreement, Closing Statement	$1.00
204	Other Reserve Description	Loan Agreement, Closing Statement	None
205	Letter of Credit?	Loan Agreement	None
206	Letter of Credit Balance	Loan Agreement	None
207	Letter of Credit Description	Loan Agreement	None
208	Release Provisions (Y/N)	Loan Agreement	None
209	Loan Purpose	Closing Statement	None
210	Borrower Name	Loan Agreement	None
211	Tenant In Common (Yes/No)?	Loan Agreement	None
212	Delaware Statutory Trust (Yes/No)?	Loan Agreement	None
213	Sponsor	Loan Agreement	None
214	Carve-out Guarantor	Not Applicable*	None
215	Recourse	Loan Agreement, Guaranty Agreement	None
216	Related Group	Not Applicable*	None
217	Single Purpose Borrower (Y/N)	Loan Agreement	None
218	Property Manager	Management Agreement	None
219	Hotel Franchise Flag	Not Applicable*	None

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GSMS 2020-UPTN	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
220	Franchise Agreement Expiration	Not Applicable*	None
221	Subsidized Housing Programs	Not Applicable*	None
222	Student / Military / Other Concentration?	Not Applicable*	None
223	ADR ($)	Not Applicable*	None
224	RevPAR ($)	Not Applicable*	None
225	Prior Securitizations	Trepp	None
226	Flood Risk	Not Applicable*	None
227	Flood Zone	Engineering Report	None

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

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GSMS 2020-UPTN	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
20	Loan Per Unit ($)	Quotient of (i) Original Balance ($) and (ii) Units, Pads, Rooms, Sq Ft.	None
22	Cut-off Date Balance ($)	Set equal to Original Balance ($).	None
24	% of Initial Pool Balance	Quotient of (i) Cut-off Date Balance ($) and (ii) the aggregate Cut-off Date Balance ($).	None
32	Monthly Payment	Quotient of (i) Product of (a) Original Balance ($) and (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.	None
33	Annual Debt Service	Product of (i) Monthly Payment ($) and (ii) 12.	None
43	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.	None
44	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.	None
45	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.	None
46	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.	None
49	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.	None
53	Balloon Balance ($)	Set equal to Original Balance ($).	None

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GSMS 2020-UPTN	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
60	Lockout Period	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Lockout Expiration Date.	None
65	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.	None
67	Prepayment Provision	Count of the number of monthly payment dates (i) from and inclusive of (a) Prepayment / Defeasance Begin Date, to and including (b) Prepayment / Defeasance End Date and (ii) from and inclusive of (a) Open Period Begin Date to and including (b) Maturity Date.	None
108	Cut-off Date LTV Ratio (%)	Quotient of (i) Cut-off Date Balance ($) and (ii) Appraised Value ($).	None
109	LTV Ratio at Maturity (%)	Quotient of (i) Balloon Balance ($) and (ii) Appraised Value ($).	None
178	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Annual Debt Service ($).	None
179	Debt Yield on Underwritten Net Operating Income (%)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Cut-off Date Balance ($).	None
184	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Annual Debt Service ($).	None
185	Debt Yield on Underwritten Net Cash Flow (%)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Cut-off Date Balance ($).	None

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